(Loss) Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2026
(Loss) Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share and Weighted Average Number of Shares

(a)	Basic (loss) per share

	2026	2025	2024
	AUD$	AUD$	AUD$
Continuing operations
Basic (loss) earnings per share attributable to the ordinary equity holders of the company	(0.32)	(0.06)	(1.18)

Discontinued operations
Basic (loss) earnings per share attributable to the ordinary equity holders of the company	(0.25)	-	0.11
Total	(0.57)	(0.06)	(1.07)

(b)	Diluted earnings per share

	2026	2025	2024
	AUD$	AUD$	AUD$
Continuing operations
Diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(0.32)	(0.06)	(1.18)

Discontinued operations
Diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(0.25)	-	0.11
Total	(0.57)	(0.06)	(1.07)
(c)	Weighted average number of shares used as the denominator

	2026	2025	2024
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	33,309,367	23,640,568	19,900,741
Adjustments for calculation of diluted earnings per share:	-	-	-
Amounts uncalled on partly paid shares and calls in arrears	-	-	-
Options	-	-	-
Deferred shares	-	-	-
Convertible notes	-	-	-
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	33,309,367	23,640,568	19,900,741